Label	Element	Value
Risk Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2013
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND
Risk Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MID CAP FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund’s Investment Goal
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Mid Cap Fund (the “Fund”) seeks long-term capital growth.
Expense, Heading	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 44 and in the Fund’s Statement of Additional Information (“SAI”) on page 71.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	152.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of medium capitalization U.S. listed companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a medium capitalization company has a market capitalization found within the range of market capitalization represented in the Russell Midcap® Index (between $298 million and $10.37 billion as of November 30, 2012) at the time of purchase.  The size of the companies in the Russell Midcap® Index will change with market conditions.

The Fund’s sub-advisor, London Company of Virginia d/b/a/ The London Company (“TLC” or “Sub-Advisor”) seeks to purchase financially stable mid-cap companies that TLC believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values.  Guiding principles of TLC’s mid-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) balance sheet optimization, (3) optimal diversification is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will typically hold approximately 30 to 40 securities.  TLC invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

TLC utilizes a bottom-up approach in the security selection process.  The firm screens a mid-cap universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield.  The team seeks companies that are trading at 30-40% discount to intrinsic value.  TLC looks at a company’s corporate governance structure and management incentives to try to ascertain whether management’s interests are aligned with shareholders’ interests.  TLC seeks to identify the sources of a company’s competitive advantage as well as what levers management has at its disposal to increase shareholder value.  Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase.

TLC generally sells a security when it becomes overvalued and has reached TLC’s price target, when the security’s fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

• Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Management Risk: Touchstone Advisors, Inc., the Fund’s advisor (the “Advisor”), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of mid cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and since inception compare with the Russell Midcap Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and since inception compare with the Russell Midcap Index.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Mid Cap Fund - Class Y Total Returns as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +19.68% Worst Quarter: 4th Quarter 2008 -23.35% The year-to-date return for the Fund’s Class Y shares as of December 31, 2012 is 19.90%.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares after-tax returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares after-tax returns.

The Class A shares and Class C shares inception date is May 14, 2007, and the Class Z shares inception date is April 24, 2006. Class A shares and Class C shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to May 14, 2007, and Class Z shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to April 24, 2006. Performance for these periods has been restated to reflect the impact of the Class A shares, Class C shares and Class Z shares fees and expenses, as applicable. The Institutional Class shares inception date is January 27, 2012. The Institutional Class shares performance was calculated using the historical performances of the Class Y shares for the period from January 2, 2003 to January 27, 2012.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2012
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Russell Midcap Index
Risk Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.45%
Shareholder Services Fees	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	2.45%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	3.50%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,386
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,102
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,989
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.82%
Shareholder Services Fees	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	2.82%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	4.62%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.66%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,155
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,118
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,557
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,155
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,118
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,557
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.34%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.28%
Shareholder Services Fees	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.08%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Annual Return 2004	rr_AnnualReturn2004	21.77%
Annual Return 2005	rr_AnnualReturn2005	19.88%
Annual Return 2006	rr_AnnualReturn2006	12.52%
Annual Return 2007	rr_AnnualReturn2007	8.87%
Annual Return 2008	rr_AnnualReturn2008	(42.01%)
Annual Return 2009	rr_AnnualReturn2009	17.02%
Annual Return 2010	rr_AnnualReturn2010	23.04%
Annual Return 2011	rr_AnnualReturn2011	1.96%
Annual Return 2012	rr_AnnualReturn2012	19.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.90%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Y | After Taxes on Distributions
Risk Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Y | After Taxes on Distributions and Sale of Fund Shares
Risk Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Z
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	2.62%
Shareholder Services Fees	rr_Component3OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	2.87%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	3.67%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.46%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	895
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,688
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,764
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.58%
Shareholder Services Fees	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.38%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	389
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,615
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003

[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.21%, 1.96%, 0.96%, 1.21%, and 0.89% for Class A shares, Class C shares, Class Y shares, Class Z shares, and Institutional Class shares, respectively. This expense limitation will remain in effect until at least January 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund’s shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “The Funds’ Management” in the Fund’s prospectus for more information.
[2]
Expenses shown above have been restated to reflect the Fund’s contractual fee waiver and will differ from the expenses reflected in the Fund’s annual report for the fiscal year ended September 30, 2012.